SUBSEQUENT EVENTS (Details Narrative)							1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 05, 2025 USD ($) d	Feb. 04, 2025 USD ($) d	Jan. 17, 2025 USD ($) d	Apr. 04, 2024 USD ($) d	Dec. 26, 2023	Apr. 30, 2025 USD ($) d	Mar. 31, 2025 USD ($) d shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) d shares	Dec. 31, 2023 USD ($) d shares	Dec. 31, 2022 USD ($) shares	May 31, 2025 USD ($) shares	Mar. 11, 2024 shares	Mar. 01, 2021
Subsequent Event [Line Items]
Convertible notes payable									$ 56,000
Interest rate											5.00%
Trading days | d								10		10	10
Maturity date						Apr. 18, 2024
Initial consideration obtained								$ 92,000		$ 332,150	$ 28,000	$ 101,241
Initial consideration								464,993		379,890	145,830	135,900
Original issue discount value								$ 138,836		$ 126,839	$ 18,070
Transfer agent to remove restrictive legend, shares | shares								100,000,000		100,000,000	100,000,000	100,000,000
Operating lease term										12 months	12 months				3 years
Common Stock [Member]
Subsequent Event [Line Items]
Transfer agent to remove restrictive legend, shares | shares								110,000,000		110,000,000	110,000,000
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Convertible notes payable	$ 56,100	$ 51,000			$ 100,000			$ 30,000		$ 30,000	$ 30,000
Original issue discount percentage	10.00%	10.00%			10.00%					10.00%
Interest rate		10.00%			10.00%			8.00%		8.00%	8.00%
Conversion ratio		45			55						25
Trading days | d		20			20
Maturity date		Feb. 04, 2025			Oct. 03, 2024			Sep. 30, 2021		Sep. 30, 2021	Sep. 30, 2021
Initial consideration obtained	$ 51,000									$ 98,700		$ 101,241
Original issue discount value	5,100									10,679
Initial Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Convertible notes payable	$ 84,559									$ 109,379
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible notes payable							$ 210,000
Original issue discount percentage							10.00%						10.00%
Interest rate							10.00%						6.00%
Conversion ratio							55
Trading days | d							20
Maturity date							Apr. 30, 2026
Initial consideration													$ 510,000
Weighted average price													84.00%
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Transfer agent to remove restrictive legend, shares | shares														5,000.000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrants purchased | shares													3,631,083
Warrants outstanding term													5 years
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Convertible notes payable			$ 50,000	$ 37,500
Original issue discount percentage			10.00%
Interest rate			10.00%	10.00%
Conversion ratio			55	75
Trading days | d			20	10
Initial consideration obtained			$ 48,000	$ 37,500
Original issue discount value			5,333
Subsequent Event [Member] | Initial Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Convertible notes payable			$ 53,333